Income Taxes - Income Tax Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax (expense) benefit computed at U.S. federal statutory rate	$ 14,771		$ 3,918		$ 104,228
State income taxes, net of federal benefit	2,910		219		(5,076)
Impact of foreign operations	29,203		10,879		(15,100)
Change in tax rates1	0	[1]	31,462	[1]	0	[1]
Change in valuation allowance	(57,805)		(52,279)		(133,135)
Goodwill impairment	0		0		(52,500)
Tax contingencies	(9,196)		182		(2,230)
Non-deductible compensation	(1,098)		0		0
Other	883		1,000		(1,426)
Total (expense) benefit for income taxes	$ (20,332)		$ (4,619)		$ (105,239)

[1]	At the end of 2012, a Swiss tax ruling expired and has not been renewed by the tax authorities. This resulted in a higher statutory tax rate and increased our Swiss deferred tax assets. However, we maintain a full valuation allowance on our Swiss deferred tax assets, so the effect of this change in tax rate was entirely offset by a corresponding change in the related valuation allowance.